CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Amortization of intellectual property	$ 38,202	$ 61,058
Stock compensation costs	$ 3,409,214	$ 5,875,000